COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 12 – COMMITMENTS AND CONTINGENCIES

Operating Lease

In February 2012, the Company signed a three year lease agreement for office space located in Lakewood, Colorado containing approximately 2,390 net rentable square feet with a term commencing in March 2012 and expiring in April 2015. The lease requires the Company to pay an annual base rent of $18.50 per rentable square foot or $44,215 plus a pro rata share of operating expenses. The base rent is subject to annual increases beginning on May 1, 2013 as defined in the lease agreement. Future minimum rental payments required under the lease are as follows:

2013	$22,705
2014	50,090
2015 and thereafter	11,651
$84,446

Rent expense was $22,307 for the six months ended June 30, 2013.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating Lease

In February 2012, the Company signed a three year lease agreement for office space located in Lakewood, Colorado containing approximately 2,390 net rentable square feet with a term commencing in March 2012 and expiring in April 2015. The lease requires the Company to pay an annual base rent of $18.50 per rentable square feet or $44,215 plus a pro rata share of operating expenses. The base rent is subject to annual increases beginning on May 1, 2013 as defined in the lease agreement. Future minimum rental payments required under these operating leases are as follows:

2013	$45,011
2014	46,207
2015 and thereafter	15,535
$106,753

Rent expense was $28,050 and $56,583 for the years ended December 31, 2012 and 2011, respectively.

Litigation

Relief Gold

Relief Gold Group, Inc., v Sagebrush Gold Ltd, Gold Acquisition Corp., Barry C. Honig, and David S. Rector (12 civ 0952)

On February 7, 2012, the Company obtained a copy of a complaint filed in the United States District Court for the Southern District of New York (the “Complaint”) entitled Relief Gold Group, Inc., v Sagebrush Gold Ltd, Gold Acquisition Corp., Barry C. Honig, and David S. Rector (12 civ 0952). Relief Gold alleges various causes of action including breach of contract, intentional interference with contract, intentional interference with prospective business relationship/economic relations, misappropriation of trade secrets and unjust enrichment, related to the Company’s acquisition on August 30, 2011 of the assets of the Relief Canyon Mine pursuant to Chapter 11 of the Bankruptcy Code. Relief Gold seeks money damages and to enjoin Sagebrush, Honig, Rector and GAC from exercising its rights and privileges gained or acquired as a result of any alleged unlawful conduct, including any management rights over GAC or the assets acquired by GAC as a result of the alleged wrongful conduct of the other defendants. Relief Gold further seeks to disgorge the profits, benefits and any other advantages gained by reason of the alleged unlawful conduct. The Company served and filed its answer to the Complaint on May 24, 2012, in which it denied the material allegations and asserted a number of affirmative defenses.  On September 18, 2012, a stipulation and order to transfer the case to the Northern District of Nevada was filed and the case was transferred to said court.  The parties currently are engaged in discovery.

The Company disputes the allegations in the Complaint and believes the Complaint to be wholly without merit and intends vigorously to defend the claims. On or about February 29, 2012, Gold Acquisition Corp. commenced an adversary proceeding in the United States Bankruptcy Court for the District of Nevada against FirstGold, Terence Lynch and Relief Gold Group, and moved, by order to show cause, for a preliminary injunction and temporary restraining order staying the prosecution of the above-referenced action pending in the Southern District. The motion for a preliminary injunction was denied on or about March 15, 2012. Relief Gold and Lynch have filed a motion to dismiss which is set for hearing in May 2013.

Gold Acquisition Corp., v FirstGold Corp. et al (Case No. 12-05013-GWZ)

On or about February 29, 2012, Gold Acquisition Corp. ("GAC") commenced an adversary proceeding in the United States Bankruptcy Court for the District of Nevada against FirstGold, Terence Lynch and Relief Gold Group, and moved, by order to show cause, for a preliminary injunction and temporary restraining order staying the prosecution of the above-referenced action pending in the Southern District. The motion for a preliminary injunction was denied on or about March 15, 2012. Firstgold filed a motion to dismiss the complaint on April 23, 2012. On June 27, 2012, the Court ordered a "stand still" of this litigation, effectively staying any further action, until December 12, 2012, extended until the hearing on the Adversary Complaint Defendants’ Motion to Dismiss in May 2013.

GAC also filed a Motion for Order to Show Cause in Firstgold’s main bankruptcy action Case No. 10-50215-GWZ requesting that the court require Firstgold to complete documentation for conveyance of property. That motion was granted on or about February 28, 2012.